Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2015	2014
Net earnings attributable to shareholders of APUC	$117,480	$75,701
Series A Preferred shares dividend	5,400	5,400
Series D Preferred shares dividend	5,000	4,103
Net earnings attributable to common shareholders of APUC	$107,080	$66,198
Discontinued operations	(1,032)	(2,127)
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$108,112	$68,325
Weighted average number of shares
Basic	253,172,088	213,953,870
Effect of dilutive securities	3,344,632	2,387,722
Diluted	256,516,720	216,341,592